Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Revenue:
Total revenue	$ 2,287,776	$ 2,808,354	$ 6,560,022	$ 7,296,278
Cost of sales:	1,079,212	1,754,540	3,149,880	4,332,915
Total cost of sales	1,079,212	1,754,540	3,149,880	4,332,915
Gross profit	1,208,564	1,053,814	3,410,142	2,963,363
Operating expenses:
Amortization of operating lease right-of-use assets (Note 12)		6,782	6,781	22,967
Depreciation and amortization (Notes 4 & 5)	45,313	139,816	198,802	418,795
Directors fees (Note 13)	1,994	1,999	7,510	5,999
General and administrative	151,598	172,307	506,402	514,589
Loss on disposal of equipment			1,927
Provision for doubtful receivables		83,525		83,525
Salaries, wages, consultants and benefits	173,157	166,856	549,580	526,524
Selling and marketing (Note 13)	330,798	312,791	965,067	946,874
Stock awareness program		29,567		142,304
Stock-based compensation (Note 9 & 13)	104,778	135,867	277,348	384,188
Content and software development (Note 7)	810,933	720,075	2,384,134	2,219,806
Total operating expenses	1,618,571	1,769,585	4,897,551	5,265,571
Loss before other income (expense) and income taxes	(410,007)	(715,771)	(1,487,409)	(2,302,208)
Other income (expense):
Foreign exchange (loss) gain	3,094	(49,597)	(25,666)	(39,251)
Gain on derivative liability – warrants (Note 2e)				51
Interest and other income	629	1,031	639	1,043
Loss before income taxes	(406,284)	(764,337)	(1,512,436)	(2,340,365)
Income tax recovery (expense)			919
Net loss and comprehensive loss	$ (406,284)	$ (764,337)	$ (1,511,517)	$ (2,340,365)
Basic loss per common share	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.02)
Diluted loss per common share	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.02)
Weighted average common shares outstanding, basic	131,304,499	131,304,499	131,304,499	131,305,508
Weighted average common shares outstanding, diluted	131,304,499	131,304,499	131,304,499	131,305,508
Advertising [Member]
Revenue:
Total revenue	$ 2,095,226	$ 2,492,058	$ 6,125,649	$ 6,525,572
Programmatic Advertising [Member]
Revenue:
Total revenue	175,451	248,546	377,240	571,392
Content [Member]
Revenue:
Total revenue	$ 17,099	$ 67,750	$ 57,133	$ 199,314